November 13, 2007



Securities and Exchange Commission
450 Fifth Street Northwest
Washington, D.C.  20549-1004

RE: AEI NET LEASE INCOME & GROWTH FUND XX LIMITED PARTNERSHIP
    FILE NO. 0-23778


TO WHOM IT MAY CONCERN:

     Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10QSB for AEI Net Lease
Income & Growth Fund XX Limited Partnership Commission File number:  0-23778.


Sincerely,

AEI Fund Managment
Patrick W. Keene
Chief Financial Officer